Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,334	$ 1,801
Ending balance	24,990	1,334
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,040	2,853
Additions	8,103	719
Reclassification into available-for-sale financial assets		621
Acquisitions through business combinations	17,764
Effect of movements in foreign exchange	(210)	89
Ending balance	28,697	3,040
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,706)	(1,052)
Depreciation expense	2,086	934
Effect of movements in foreign exchange	(85)	(280)
Ending balance	(3,707)	(1,706)
Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,284	1,472
Ending balance	2,933	1,284
Computer Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,860	2,463
Additions	2,830	308
Reclassification into available-for-sale financial assets		0
Acquisitions through business combinations	105
Effect of movements in foreign exchange	(107)	89
Ending balance	5,688	2,860
Computer Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,576)	(991)
Depreciation expense	1,255	931
Effect of movements in foreign exchange	(76)	(346)
Ending balance	(2,755)	(1,576)
Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	50	329
Ending balance	5,189	50
Fixtures and Fittings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	180	390
Additions	5,273	411
Reclassification into available-for-sale financial assets		621
Acquisitions through business combinations	41
Effect of movements in foreign exchange	(103)	0
Ending balance	5,391	180
Fixtures and Fittings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(130)	(61)
Depreciation expense	81	3
Effect of movements in foreign exchange	(9)	66
Ending balance	(202)	(130)
Deployed Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Ending balance	16,868	0
Deployed Machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Additions	0	0
Reclassification into available-for-sale financial assets		0
Acquisitions through business combinations	17,618
Effect of movements in foreign exchange	0	0
Ending balance	17,618	0
Deployed Machinery | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depreciation expense	750	0
Effect of movements in foreign exchange	0	0
Ending balance	$ (750)	$ 0